Lease Inducement	12 Months Ended
Feb. 28, 2013
Lease Inducement [Text Block]
6	Lease Inducement

In the 2009 fiscal year, the Company received a lease inducement of $115,016 worth of leasehold improvements as an incentive to enter into a 5 -year lease term for the Vancouver office. This amount was amortized over the remainder of the lease term. The amortization for the fiscal year ended February 28, 2013 was $24,491 (2012 - $25,560, 2011 - $25,560) with a corresponding credit to rental expense under the category of selling, general and administrative expenses.